Term Loan - Schedule of Atlantic Term Loans (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Short-Term Debt [Line Items]
Balance, beginning of period	$ 3,558
Balance, end of period	2,857	$ 3,558
Atlantic Term Loans [Member]
Short-Term Debt [Line Items]
Balance, beginning of period	3,558	5,608
Interest	88	215
Repayment	(911)	(2,001)
Foreign exchange movement	122	(264)
Balance, end of period	2,857	3,558
Atlantic Term Loans [Member] | Term Loan 1 [Member]
Short-Term Debt [Line Items]
Balance, beginning of period	2,191	3,454
Interest	55	134
Repayment	(562)	(1,234)
Foreign exchange movement	75	(163)
Balance, end of period	1,759	2,191
Atlantic Term Loans [Member] | Term Loan 2 [Member]
Short-Term Debt [Line Items]
Balance, beginning of period	1,367	2,154
Interest	33	81
Repayment	(349)	(767)
Foreign exchange movement	47	(101)
Balance, end of period	$ 1,098	$ 1,367